CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash and cash equivalents	$ 393,576,874	$ 322,599,616
Cash-segregated for regulatory purpose	2,464,683,625	1,617,154,185
Term deposits	1,075,260	896,683
Receivables from customers (net of allowance of US$991,286 and US$15,284,002 as of December 31, 2023 and 2024)	1,052,972,649	753,361,199
Receivables from brokers, dealers, and clearing organizations (net of allowance of nil as of December 31, 2023 and 2024)	2,305,740,507	541,876,929
Financial instruments held, at fair value	75,547,082	428,159,554
Prepaid expenses and other current assets	17,629,819	17,936,180
Total current assets	6,327,946,487	3,689,972,102
Long-term deposits	1,369,994	4,225,412
Right-of-use assets	10,880,673	9,067,885
Property, equipment and intangible assets, net	15,358,528	16,429,543
Goodwill	2,492,668	2,492,668
Long-term investments	7,658,809	7,586,483
Equity method investment	10,203,622
Other non-current assets	6,828,553	5,282,012
Deferred tax assets	8,573,135	10,990,998
Total assets	6,391,312,469	3,746,047,103
Liabilities:
Payables to customers	3,574,651,125	2,913,306,558
Payables to brokers, dealers and clearing organizations	1,914,769,701	114,771,931
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of US$10,223,751 and US$10,624,181 as of December 31, 2023 and 2024, respectively)	67,263,254	42,381,946
Deferred income - current		819,809
Lease liabilities - current (including lease liabilities - current of the consolidated VIEs without recourse to the Group of US$734,591 and US$969,176 as of December 31,2023 and 2024, respectively)	4,153,928	4,133,883
Total current liabilities	5,561,712,339	3,085,562,269
Convertible bonds	159,505,397	156,887,691
Lease liabilities - non-current (including lease liabilities - non-current of the consolidated VIEs without recourse to the Group of US72,985 and US$1,292,591 as of December 31, 2023 and 2024, respectively)	5,902,323	4,777,134
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of US$1,653 and US$27,247 as of December 31, 2023 and 2024, respectively)	2,068,661	3,397,831
Total liabilities	5,729,188,720	3,250,624,925
Commitments and Contingencies (Note19)
Mezzanine equity
Redeemable non-controlling interests	7,177,668	6,706,660
Total Mezzanine equity	7,177,668	6,706,660
Shareholders’ equity:
Additional paid-in capital	619,030,730	505,448,080
Statutory reserve	12,425,463	8,511,039
(Accumulated deficit) Retained earnings	37,843,547	(19,600,434)
Treasury stock (10,429,305 shares as of December 31, 2023 and 2024)	(2,172,819)	(2,172,819)
Accumulated other comprehensive loss	(11,919,310)	(3,232,993)
Total UP Fintech shareholders' equity	655,234,014	488,976,377
Non-controlling interests	(287,933)	(260,859)
Total equity	654,946,081	488,715,518
Total liabilities, mezzanine equity and equity	6,391,312,469	3,746,047,103
Related party
Assets:
Amounts due from related parties	16,720,671	7,987,756
Liabilities:
Amount due to related parties	874,331	10,148,142
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	25,427	22,528
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	$ 976	$ 976